Investments (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Partnership's Investments

Summarized information for Spectrum Strategic’s investment in, and operations of BHM I, LLC, PGR Master Fund and MB Master Fund, as of and for the years ended December 31, 2016 and 2015, is as follows:

December 31, 2016	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

						Commodity
BHM I, LLC (a)	-%	$-	$(335,552)	$6,470	$-	Portfolio	Monthly
						Commodity
PGR Master Fund	50.8	8,039,156	(904,136)	-	-	Portfolio	Monthly
						Commodity
MB Master Fund	57.1	9,035,960	1,259,981	-	-	Portfolio	Monthly

(a)	From January 1, 2016 through January 31, 2016, the date Spectrum Strategic fully redeemed its interest in BHM I, LLC.

December 31, 2015	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted

						Commodity
BHM I, LLC	15.9%	$3,894,858	$(3,328,835)	$284,061	$-	Portfolio	Monthly
						Commodity
PGR Master Fund	50.7	12,442,510	104,616	-	-	Portfolio	Monthly
						Commodity
MB Master Fund	36.3	8,922,695	(536,287)	-	-	Portfolio	Monthly

Income Statement Information of Investments

The tables below represent summarized Income Statement information for PGR Master Fund and MB Master Fund for the years ended December 31, 2016 and 2015, respectively, and for BHM I, LLC for the period from January 1, 2016 through January 31, 2016 (termination of operations of BHM I, LLC) and for the year ended December 31, 2015 to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2016	Investment Income	Net Investment Loss	Total Trading Results	Net Income/ (Loss)
BHM I, LLC	$1,632	$(170,710)	$(6,343,252)	$(6,513,962)
PGR Master Fund	37,912	(36,071)	(1,707,510)	(1,743,581)
MB Master Fund	277,605	(2,314,063)	16,332,842	14,018,779

December 31, 2015	Investment Income	Net Investment Loss	Total Trading Results	Net Income/ (Loss)
BHM I, LLC	$-	$(3,875,220)	$(31,114,859)	$(34,990,079)
PGR Master Fund	4,505	(63,701)	362,309	298,608
MB Master Fund	5,090	(3,544,946)	(5,123,213)	(8,668,159)

Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Summary of Partnership's Investments

Summarized information for Spectrum Technical’s investment in, and operations of Blackwater Master Fund and SECOR Master Fund as of and for the years ended December 31, 2016 and 2015 is shown in the following tables:

December 31, 2016	% of Spectrum Technical’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

				Commodity
SECOR Master Fund	31.2%	$19,624,189	$1,289,132	Portfolio	Monthly

December 31, 2015	% of Spectrum Technical’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

				Commodity
Blackwater Master Fund (a)	- %	$-	$(26,849)	Portfolio	Monthly
				Commodity
SECOR Master Fund	30.4	27,517,405	855,249	Portfolio	Monthly

(a)	From January 1, 2015 through September 30, 2015, the date Spectrum Technical fully redeemed its interest in Blackwater Master Fund.

Income Statement Information of Investments

The tables below represent summarized income statement information for SECOR Master Fund for the years ended December 31, 2016 and 2015, respectively, and for Blackwater Master Fund for the period from January 1, 2015 through September 30, 2015 (termination of operations of Blackwater Master Fund) to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2016	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)

SECOR Master Fund	$92,036	$(245,725)	$2,459,009	$2,213,284

December 31, 2015	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)

Blackwater Master Fund	$1,120	$(39,750)	$87,198	$47,448
SECOR Master Fund	12,458	(396,486)	2,605,734	2,209,248

Summary of Total Assets, Liabilities and Partners' Capital

Summarized information for Spectrum Technical, reflecting the total assets, liabilities and partners’ capital of SECOR Master Fund as of December 31, 2016 and 2015, is shown in the following tables:

	December 31, 2016
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$39,231,542	$679,104	$38,552,438

	December 31,2015
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$50,962,450	$464,928	$50,497,522